                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY VALUE FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------

   NUMBER OF
     SHARES                                                                                                        VALUE
 -------------                                                                                              ------------------

               COMMON STOCKS (92.4%)
               Airlines (0.0%)
       6,000   Southwest Airlines Co.                                                                      $          91,920
                                                                                                           ------------------

               Aluminum (2.3%)
     235,100   Alcoa, Inc.                                                                                         7,055,351
                                                                                                           ------------------

               Beverages: Alcoholic (0.6%)
      38,740   Anheuser-Busch Companies, Inc.                                                                      1,906,008
                                                                                                           ------------------

               Beverages: Non-Alcoholic (1.8%)
     117,500   Coca-Cola Co. (The)                                                                                 5,669,375
                                                                                                           ------------------

               Broadcasting (0.8%)
      71,799   Clear Channel Communications, Inc.                                                                  2,551,736
                                                                                                           ------------------

               Cable/Satellite TV (1.9%)
     139,500   Comcast Corp. (Class A) *                                                                           5,905,035
                                                                                                           ------------------

               Catalog/Specialty Distribution (0.8%)
     121,750   Liberty Media Corp - Interactive (Series A)*                                                        2,626,148
                                                                                                           ------------------

               Chemicals: Major Diversified (3.2%)
     161,400   Du Pont (E.I.) de Nemours & Co.                                                                     7,861,794
      43,900   Rohm & Haas Co.                                                                                     2,244,168
                                                                                                           ------------------
                                                                                                                  10,105,962
                                                                                                           ------------------
               Computer Communications (0.5%)
      60,200   Cisco Systems, Inc. *                                                                               1,645,266
                                                                                                           ------------------

               Computer Processing Hardware (1.5%)
     141,900   Dell Inc. *                                                                                         3,560,271
      29,000   Hewlett-Packard Co.                                                                                 1,194,510
                                                                                                           ------------------
                                                                                                                   4,754,781
                                                                                                           ------------------
               Data Processing Services (1.0%)
      13,865   Affiliated Computer Services, Inc. (Class A) *                                                        677,167
      48,000   First Data Corp.                                                                                    1,224,960
      48,000   Western Union Co.                                                                                   1,076,160
                                                                                                           ------------------
                                                                                                                   2,978,287
                                                                                                           ------------------
               Discount Stores (2.1%)
     140,700   Wal-Mart Stores, Inc.                                                                               6,497,526
                                                                                                           ------------------

               Drugstore Chains (1.0%)
     103,800   CVS Corp.                                                                                           3,208,458
                                                                                                           ------------------

               Electric Utilities (0.9%)
      63,100   American Electric Power Co., Inc.                                                                   2,686,798
                                                                                                           ------------------

               Electronic Components (0.2%)
      64,700   Flextronics International Ltd. (Singapore) *                                                          742,756
                                                                                                           ------------------

               Electronic Production Equipment (0.5%)
      30,400   KLA-Tencor Corp.                                                                                    1,512,400
                                                                                                           ------------------

               Finance/Rental/Leasing (3.2%)
      27,700   Fannie Mae                                                                                          1,645,103
     121,000   Freddie Mac                                                                                         8,215,900
                                                                                                           ------------------
                                                                                                                   9,861,003
                                                                                                           ------------------
               Financial Conglomerates (5.0%)
     214,100   Citigroup, Inc.                                                                                    11,925,370
      73,200   JPMorgan Chase & Co.                                                                                3,535,560
                                                                                                           ------------------
                                                                                                                  15,460,930
                                                                                                           ------------------
               Food: Major Diversified (3.3%)
     129,400   Kraft Foods Inc. (Class A)                                                                          4,619,580
     205,500   Unilever N.V. (NY Registered Shares) (Netherlands)                                                  5,599,875
                                                                                                           ------------------
                                                                                                                  10,219,455
                                                                                                           ------------------
               Food: Specialty/Candy (1.2%)
      88,600   Cadbury Schweppes PLC (ADR) (United Kingdom)                                                        3,803,598
                                                                                                           ------------------

               Home Improvement Chains (0.3%)
      30,900   Lowe's Companies, Inc.                                                                                962,535
                                                                                                           ------------------

               Household/Personal Care (1.9%)
      87,200   Kimberly-Clark Corp.                                                                                5,925,240
                                                                                                           ------------------

               Industrial Conglomerates (0.6%)
      47,700   General Electric Co.                                                                                1,774,917
                                                                                                           ------------------

               Information Technology Services (0.7%)
      23,600   International Business Machines Corp.                                                               2,292,740
                                                                                                           ------------------

               Integrated Oil (0.5%)
      21,300   Total S.A. (ADR) (France)                                                                           1,531,896
                                                                                                           ------------------

               Investment Banks/Brokers (1.1%)
      37,200   Merrill Lynch & Co., Inc.                                                                           3,463,320
                                                                                                           ------------------

               Life/Health Insurance (2.0%)
      31,600   AFLAC, Inc.                                                                                         1,453,600
      27,800   Genworth Financial Inc. (Class A)                                                                     951,038
      36,700   MetLife, Inc.                                                                                       2,165,667
      28,400   Torchmark Corp.                                                                                     1,810,784
                                                                                                           ------------------
                                                                                                                   6,381,089
                                                                                                           ------------------
               Major Banks (10.2%)
     214,700   Bank of America Corp.                                                                              11,462,833
      94,000   Bank of New York Co., Inc. (The)                                                                    3,700,780
      12,200   Barclays Plc. (ADR) (United Kingdom)                                                                  709,308
      42,800   PNC Financial Services Group                                                                        3,168,912
      11,300   SunTrust Banks, Inc.                                                                                  954,285
     121,446   Wachovia Corp.                                                                                      6,916,350
     142,500   Wells Fargo & Co.                                                                                   5,067,300
                                                                                                           ------------------
                                                                                                                  31,979,768
                                                                                                           ------------------
               Major Telecommunications (7.0%)
     254,400   AT&T Inc.                                                                                           9,094,800
       6,075   Embarq Corp.                                                                                          319,302
      81,600   Sprint Nextel Corp.                                                                                 1,541,424
     288,500   Verizon Communications, Inc.                                                                       10,743,740
                                                                                                           ------------------
                                                                                                                  21,699,266
                                                                                                           ------------------

               Media Conglomerates (5.0%)
      51,200   Disney (Walt) Co. (The)                                                                             1,754,624
     126,100   News Corp. (Class B)                                                                                2,806,986
     286,000   Time Warner, Inc.                                                                                   6,229,080
     116,300   Viacom, Inc. (Class B) *                                                                            4,771,789
                                                                                                           ------------------
                                                                                                                  15,562,479
                                                                                                           ------------------
               Medical Distributors (0.8%)
      38,000   Cardinal Health, Inc.                                                                               2,448,340
                                                                                                           ------------------

               Medical Specialties (0.7%)
     134,900   Boston Scientific Corp. *                                                                           2,317,582
                                                                                                           ------------------

               Movies/Entertainment (0.8%)
      24,350   Liberty Media Corp. - Capital (Series A)*                                                           2,385,813
                                                                                                           ------------------

               Multi-Line Insurance (1.3%)
      41,500   American International Group, Inc.                                                                  2,973,890
      11,200   Hartford Financial Services Group, Inc. (The)                                                       1,045,072
                                                                                                           ------------------
                                                                                                                   4,018,962
                                                                                                           ------------------
               Packaged Software (0.9%)
      40,500   McAfee Inc. *                                                                                       1,149,390
      53,800   Microsoft Corp.                                                                                     1,606,468
                                                                                                           ------------------
                                                                                                                   2,755,858
                                                                                                           ------------------
               Pharmaceuticals: Major (15.6%)
      74,400   Abbott Laboratories                                                                                 3,624,024
     333,500   Bristol-Myers Squibb Co.                                                                            8,777,720
     126,500   GlaxoSmithKline PLC (ADR) (United Kingdom)                                                          6,674,140
      96,200   Eli Lilly & Co.                                                                                     5,012,020
     184,300   Pfizer, Inc.                                                                                        4,773,370
      57,000   Roche Holdings Ltd. (ADR) (Switzerland)                                                             5,114,325
      61,600   Sanofi-Aventis (ADR) (France)                                                                       2,844,072
     257,300   Schering-Plough Corp.                                                                               6,082,572
     116,200   Wyeth                                                                                               5,916,904
                                                                                                           ------------------
                                                                                                                  48,819,147
                                                                                                           ------------------
               Property - Casualty Insurers (3.8%)
         800   Berkshire Hathaway Inc. (Class B) *                                                                 2,932,800
     107,780   Chubb Corp. (The)                                                                                   5,702,640
      59,225   St. Paul Travelers Companies, Inc. (The)                                                            3,179,790
                                                                                                           ------------------
                                                                                                                  11,815,230
                                                                                                           ------------------
               Publishing: Newspapers (0.4%)
      22,000   Gannett Co., Inc.                                                                                   1,330,120
                                                                                                           ------------------

               Pulp & Paper (3.2%)
     291,542   International Paper Co.                                                                             9,941,582
                                                                                                           ------------------

               Regional Banks (0.5%)
      41,400   U.S. Bancorp                                                                                        1,498,266
                                                                                                           ------------------

               Semiconductors (1.3%)
     139,100   Intel Corp.                                                                                         2,816,775
      41,300   Texas Instruments Inc.                                                                              1,189,440
                                                                                                           ------------------
                                                                                                                   4,006,215
                                                                                                           ------------------
               Telecommunication Equipment (0.4%)
      28,500   Nokia Corp. (ADR) (Finland)                                                                           579,120
      20,200   Telefonaktiebolaget LM Ericsson (ADR) (Sweden)                                                        812,646
                                                                                                           ------------------
                                                                                                                   1,391,766
                                                                                                           ------------------

               Tobacco (1.6%)
      56,700   Altria Group, Inc.                                                                                  4,865,994
                                                                                                           ------------------

               TOTAL COMMON STOCKS
                 (Cost $233,995,875)                                                                             288,450,918
                                                                                                           ------------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
-----------------
                   SHORT-TERM INVESTMENT (7.5%)
                   REPURCHASE AGREEMENT
    $ 23,225       Joint repurchase agreement account 5.265% due 01/02/07 (dated 12/29/06;
                   proceeds $23,238,587) (a) (Cost $23,225,000)                                                       23,225,000
                                                                                                               ------------------

                   TOTAL INVESTMENTS
                     (Cost $257,220,875) (b)                                                      99.9%              311,675,918
                   OTHER ASSETS IN EXCESS OF LIABILITIES                                           0.1                   452,820
                                                                                                -----------    ------------------
                   NET ASSETS                                                                     100.0%            $312,128,738
                                                                                                ===========    ==================

-------------------

         ADR     American Depositary Receipt.
          *      Non-income producing security.
         (a)     Collateralized by federal agency and U.S. Treasury obligations.
         (b)     The aggregate cost for federal income tax purposes
                 approximates the aggregate cost for book purposes. The
                 aggregate gross unrealized appreciation is $60,173,854 and the aggregate gross unrealized depreciation is $5,718,811,
                 resulting in net unrealized appreciation of $54,455,043.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2007

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2007

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5